Provision for Income Taxes	6 Months Ended
Jun. 30, 2023
Provision for Income Taxes [Abstract]
Provision for income taxes

Note 21 — Provision for income taxes

Ireland

Brera Holdings PLC is a holding company registered in Ireland. The Company was incorporated in Ireland on June 30, 2022, no provision for income taxes in the Ireland has been made as Brera Holdings PLC did not generate any Ireland taxable income.

Italy

The Company conducts its major businesses in Italy and is subject to tax in this jurisdiction. During the six months ended June 30, 2022 and 2021, all taxable income (loss) of the Company is generated in Italy. As a result of its business activities, the Company files tax returns that are subject to examination by the Italian Revenue Agency.

Italian companies are subject to two enacted income taxes at the following rates:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
IRES (state tax)	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs).

Corporate income tax. North Macedonian companies are subject to corporate tax on their worldwide income. North Macedonian companies are companies incorporated in North Macedonia. Foreign companies are taxed in North Macedonia on their profits generated from activities conducted through a permanent establishment in the country and on income from North Macedonian sources.

Rate of corporate income tax. The corporate income tax rate is 10%.

For the six months ended June 30, 2023 and 2022, the Company’s estimated income tax expenses are as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Current	3,351	8,637
	3,351	8,637

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Loss before tax for the year	(1,521,681)	(87,198)

Expected income tax recovery – IRES	(87,072)	(20,928)
Expected income tax recovery – IRAP	(14,149)	(3,401)
Expected income tax recovery – Macedonia	(72,118)	-
Permanent differences	176,690	32,966

Current	3,351	8,637